Long-term Debt - Term Bank Loans and Credit Facilities (Details) $ in Thousands	1 Months Ended	2 Months Ended		6 Months Ended		12 Months Ended
	Jan. 26, 2018 USD ($)	Mar. 13, 2018 USD ($)	Mar. 07, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jun. 08, 2018 USD ($)	Jun. 01, 2018 USD ($)
Debt Instrument [Line Items]
Aggregate available undrawn amount				$ 0		$ 0
Weighted Average Interest Rate				4.31%	4.04%
Interest expense and debt amortization cost				$ 9,514	$ 6,865
Amount drawn down				$ 50,333	$ 79,000
Secured credit facilities
Debt Instrument [Line Items]
Maturity Date				Mar. 31, 2024
Interest rate description				LIBOR
Frequency of payments				quarterly installments
Secured Credit Facility at June 22, 2017
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity				$ 150,000
Line of credit facilities number of installments				24
Interest rate description				LIBOR
Frequency of payments				quarterly
First priority mortage				Four VLGCs Anderida, Aisling, Mont Fort and Mont Gele
Amount drawn down						$ 150,000
Secured Credit Facility at January 24, 2018
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity				$ 90,000
Line of credit facilities number of installments				20
Interest rate description				LIBOR
Frequency of payments				quarterly
First priority mortage				Four Tankers
Amount drawn down	$ 90,000
Secured Credit Facility at January 29, 2018
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity				$ 35,000
Line of credit facilities number of installments				24
Interest rate description				LIBOR
Frequency of payments				quarterly
First priority mortage				Vessels Valadon, Matisse and Rapallo
Amount drawn down			$ 35,000
Secured Credit Facility at March 8, 2018
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity				$ 30,000
Line of credit facilities number of installments				24
Interest rate description				LIBOR
Frequency of payments				quarterly
First priority mortage				Vessels Judd and Raraka
Amount drawn down		$ 30,000
Credit Facility as part of the acquisition of Huahine vessel
Debt Instrument [Line Items]
Line of credit facility amount outstanding								$ 16,500
Line of credit facilities number of installments				6
Interest rate description				LIBOR
Frequency of payments				quarterly
First priority mortage				Huahine vessel
Credit Facility as part of the acquisition of Marfa vessel
Debt Instrument [Line Items]
Line of credit facility amount outstanding							$ 33,833
Line of credit facilities number of installments				22
Interest rate description				LIBOR
Frequency of payments				quarterly
First priority mortage				Marfa vessel